Average Annual Total Returns - ERShares Global Entrepreneurs™		12 Months Ended	60 Months Ended	120 Months Ended
		Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025
S&P 500® Index
Prospectus [Line Items]
Average Annual Return, Percent	[1],[2]	17.88%	14.42%	10.85%
MSCI World Index (Net)
Prospectus [Line Items]
Average Annual Return, Percent	[2],[3]	21.09%	12.15%	12.17%
Institutional Class
Prospectus [Line Items]
Average Annual Return, Percent		22.05%	4.70%	10.85%
Institutional Class | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent		22.04%	2.93%	9.20%
Institutional Class | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent		13.06%	2.88%	8.26%

[1]	Effective January 8, 2026, the Fund changed its primary benchmark index from the MSCI World Index (Net) to the S&P 500® Index due to regulatory considerations. The S&P 500® Index is a broad-based, unmanaged measure of changes in stock market conditions based on the average performance of stocks of 500 large U.S. companies.
[2]	Reflects no deductions for fees, expenses or taxes.
[3]	MSCI publishes two versions of this index reflecting the reinvestment of dividends using two different methodologies: gross dividends and net dividends. While both versions reflect reinvested dividends, they differ with respect to the manner in which taxes associated with dividend payments are treated. In calculating the net dividends version, MSCI incorporates reinvested dividends applying the withholding tax rate applicable to foreign non-resident institutional investors that do not benefit from double taxation treaties. The Fund believes that the net dividends version better reflects the returns U.S. investors might expect were they to invest directly in the component securities of the index. Investors cannot invest directly in an index.